1. Disclosure - 1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure - 1. Company And Summary Of Significant Accounting Policies Details Narrative
Stockholder's deficiency	$ (3,937,287)	$ (1,751,291)	$ (1,124,015)
Mortgage loan payable	1,575,000	1,630,000
Mortgage loan maturity date	Jul. 01, 2013
Working capital	(5,893,000)	(3,753,000)
Raised net new working capital	1,123,000	1,357,000
Cash from research and development		150,000
Earned gross profit		60,000
Estimated remediation costs	115,000
Advertising expense	$ 5,000	$ 28,000